Prospectus Supplement
dated October 9, 2000 to:

PUTNAM VARIABLE TRUST                                          65920 10/2000
Prospectuses dated April 30, 2000

In the section entitled "Who manages the funds?," the paragraph immediately preceding the chart indicating the officers and advisor teams of Putnam Investment Management, Inc. (Putnam Management) that have primary responsibility for the day-to-day management of the portfolios of the funds, and the chart entries with respect to Putnam VT Asia Pacific Growth Fund, Putnam VT International Growth Fund, Putnam VT Investors Fund and Putnam VT Utilities Growth and Income Fund (to the extent that this prospectus otherwise offers any of the preceeding funds) are replaced with the following:

The following officers and advisor teams of Putnam Management have primary responsibility for the day-to-day management of the relevant fund's portfolio. Each officer's length of service to the relevant fund and the officer's experience as portfolio manager or investment analyst over at least the last five years are shown.



                                   Year  Business experience (at least 5 years)
Fund                               ----  ----------------------------------------------
Putnam VT Asia Pacific Growth Fund
Paul Warren                       1997  1997 - Present           Putnam Management
Senior Vice President                   Prior to May 1997        IDS Fund Management
---------------------------------------------------------------------------------------
Carmel Peters                     1999  1997 - Present           Putnam Management
Senior Vice President                   Prior to May 1997        Wheelock Natwest
                                                                 Investment Management,
                                                                 Hong Kong
                                        Prior to February        Rothschild Asset
                                        1996                     Management
                                                                 Asia Pacific,
                                                                 Hong Kong
---------------------------------------------------------------------------------------
Simon Davis                       2000  2000 - Present           Putnam Management
Senior Vice President                   Prior to September 2000  Deutsche Asset
                                                                 Management
---------------------------------------------------------------------------------------
Putnam VT International Growth Fund
Justin M. Scott                   1996  1988 - Present           Putnam Management
Managing Director
---------------------------------------------------------------------------------------
Omid Kamshad                      1996  1996 - Present           Putnam Management
Managing Director                       Prior to January 1996    Lombard Odier
                                                                 International
---------------------------------------------------------------------------------------
Mark D. Pollard                   1999  1990 - Present           Putnam Management
Managing Director
---------------------------------------------------------------------------------------
Paul C. Warren                    1999  1997 - Present           Putnam Management
Senior Vice President                   Prior to May 1997        IDS Fund Management
---------------------------------------------------------------------------------------
Joshua L. Byrne                   2000  1993 - Present           Putnam Management
Senior Vice President
---------------------------------------------------------------------------------------
Stephen Oler                      2000  1997 - Present           Putnam Management
Senior Vice President                   Prior to June 1997       Templeton Investments
                                        Prior to March 1996      Baring Asset
                                                                 Management Co.
---------------------------------------------------------------------------------------
Simon Davis                       2000  2000 - Present           Putnam Management
Senior Vice President                   Prior to September 2000  Deutsche Asset
                                                                 Management
---------------------------------------------------------------------------------------
Putnam VT Investors Fund
C. Beth Cotner                    1998  1995 - Present           Putnam Management
Senior Vice President                   Prior to September 1995  Kemper Financial
                                                                 Services
---------------------------------------------------------------------------------------
Richard B. England                1998  1992 - Present           Putnam Management
Senior Vice President
---------------------------------------------------------------------------------------
Manuel H. Weiss                   1998  1987 - Present           Putnam Management
Senior Vice President
---------------------------------------------------------------------------------------
Anthony R. Sellitto, III          2000  2000 - Present           Putnam Management
Senior Vice President                   Prior to September 2000  Berger Associates
                                        Prior to January 1998    Crestone Capital
                                                                 Management
---------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
Krishna K. Memani                 1999  1998 - Present           Putnam Management
Managing Director                       Prior to September 1998  Morgan Stanley & Co.
---------------------------------------------------------------------------------------
Jeanne L. Mockard                 1998  1990 - Present           Putnam Management
Senior Vice President
---------------------------------------------------------------------------------------
Michael R. Yogg                   2000  1997 - Present           Putnam Management
Senior Vice President                   Prior to April 1997      State Street Research
---------------------------------------------------------------------------------------



The Credit Team

40009                                             HV-2771

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